                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                                    METFLEX

                       SUPPLEMENT DATED DECEMBER 8, 2008
                                    TO THE
                        PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information in the April 28, 2008 prospectus for your MetFlex Flexible Premium Variable Life Insurance Policy.

The following new Portfolios will be available under your MetFlex policy, effective December 8, 2008:

ROYCE CAPITAL FUND (INVESTMENT CLASS)
-------------------------------------
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

Each of the foregoing Portfolios is considered to be a Monitored Portfolio for purposes of applying our market timing procedures.

The investment objective, adviser and sub-adviser for each of the Portfolios are as follows:

ROYCE CAPITAL FUND                                                              ADVISER: ROYCE & ASSOCIATES, LLC
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO                               SUB-ADVISER                             INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio               N/A                                     Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio               N/A                                     Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------

The annual operating expenses of the Portfolios for the year ended December 31, 2007 are as follows:

                                                                          FEE
                                                                        WAIVERS
                                                     ACQUIRED  GROSS      AND       NET
                                                       FUND    TOTAL    EXPENSE    TOTAL
                           MANAGEMENT  OTHER   12B-1 FEES AND  ANNUAL  REIMBURSE-  ANNUAL
                              FEES    EXPENSES FEES  EXPENSES EXPENSES   MENTS    EXPENSES
------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
(INVESTMENT CLASS)
------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio    1.25%      .06%   .00%    .00%    1.31%      .00%     1.31%
------------------------------------------------------------------------------------------
Royce Small-Cap Portfolio    1.00%      .08%   .00%    .00%    1.08%      .00%     1.08%
------------------------------------------------------------------------------------------